SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN VARIABLE ANNUITY FUNDS

I.              Evergreen Core Bond Fund and Evergreen Core Plus Bond Fund (each, a “Fund” and together, the “Funds”)

                Effective December 1, 2009, the section entitled “Investment Advisor – Sub-Advisor” in the Funds’ Statement of Additional Information is replaced with the following:

Tattersall Advisory Group, Inc. (“TAG”), a subsidiary of Wells Fargo, acts as sub-advisor to High Income Fund and U.S. Government Fund. As sub-advisor, TAG manages a Fund’s investments on a day-to-day basis. High Income Fund and U.S. Government Fund do not pay a direct fee to TAG for its sub-advisory services. EIMC has entered into a sub-advisory agreement with TAG relating to High Income Fund and U.S. Government Fund under which EIMC pays TAG a fee equal to 90% of the advisory fee retained by EIMC pursuant to its advisory agreement with each Fund.

Pursuant to interim sub-advisory agreements that will be in effect until no later than April 29, 2010, Wells Capital Management Inc. (“Wells Capital”), a subsidiary of Wells Fargo, acts as a sub-advisor to Core Bond Fund and Core Plus Bond Fund.  The shareholders of each Fund will meet on or around April 15, 2010 to consider a definitive sub-advisory agreement with Wells Capital, which, if approved by a Fund’s shareholders, would replace the Fund’s interim agreement.   As sub-advisor, Wells Capital manages a Fund’s investments on a day-to-day basis.  Core Bond Fund and Core Plus Bond Fund do not pay a direct fee to Wells Capital for its sub-advisory services.

Under the interim sub-advisory agreement, and, if approved by shareholders of Core Bond Fund, the definitive sub-advisory agreement between EIMC and Wells Capital with respect to the Fund, Wells Capital is entitled to receive from EIMC a fee at an annual rate based on the Fund’s average daily net assets as follows:

Average Daily Net Assets	Fee
First $100 million	0.200%
$100 million - $300 million	0.175%
$300 million - $500 million	0.150%
Above $500 million	0.100%

Under the interim sub-advisory agreement between EIMC and Wells Capital with respect to Core Plus Bond Fund, Wells Capital is entitled to receive from EIMC a fee equal to 90% of the advisory fee retained by EIMC pursuant to its advisory agreement with the Fund.  Under the definitive sub-advisory agreement, if approved by shareholders of the Fund, Wells Capital is entitled to receive from EIMC a fee at an annual rate based on the Fund’s average daily net assets as follows:

Average Daily Net Assets	Fee
First $100 million	0.200%
$100 million - $300 million	0.175%
$300 million - $500 million	0.150%
Above $500 million	0.100%

For purposes of the sub-advisory agreements, advisory fees waived by EIMC voluntarily or as a result of a voluntary or contractual expense cap are not “retained.”

In addition, the last two rows of the table entitled “Dissemination of Portfolio Holdings” in the section entitled “Fund Policies, Securities, Practices and Risks” in the Funds’ Statement of Additional Information are replaced with the following:

TattersallAdvisory Group, Inc.	Investment sub-advisor for High Income Fund and U.S. Government Fund	Daily
Wells Capital Management Inc.	Investment sub-advisor for Core Bond Fund and Core Plus Bond Fund	Daily

II.            Evergreen Short Intermediate Bond Fund (the “Fund”)

                Effective December 1, 2009, the section entitled “Investment Advisor – Sub-Advisor” in the Fund’s Statement of Additional Information is replaced with the following:

Tattersall Advisory Group, Inc. (“TAG”), a subsidiary of Wells Fargo, acts as sub-advisor to Adjustable Rate Fund. As sub-advisor, TAG manages the Fund’s investments on a day-to-day basis. The Fund does not pay a direct fee to TAG for its sub-advisory services. EIMC has entered into a sub-advisory agreement with TAG under which EIMC pays TAG a fee equal to 90% of the advisory fee retained by EIMC pursuant to its advisory contract with the Fund.  For purposes of the sub-advisory agreement, advisory fees waived by EIMC voluntarily or as a result of a voluntary or contractual expense cap are not “retained.”

Pursuant to an interim sub-advisory agreement that will be in effect until no later than April 29, 2010, Wells Capital Management Inc. (“Wells Capital”), a subsidiary of Wells Fargo, acts as sub-advisor to Short Intermediate Bond Fund. Shareholders of the Fund will meet on or around April 15, 2010 to consider a definitive sub-advisory agreement with Wells Capital, which, if approved by the Fund’s shareholders, would replace the Fund’s interim agreement. As sub-advisor, Wells Capital manages the Fund’s investments on a day-to-day basis. The Fund does not pay a direct fee to Wells Capital for its sub-advisory services. Under the interim sub-advisory agreement between EIMC and Wells Capital with respect to the Fund, Wells Capital is entitled to receive from EIMC a fee at the annual rate of 0.19% of the average daily net assets of the Fund.  Under the definitive sub-advisory agreement, if approved by shareholders of the Fund, Wells Capital is entitled to receive from EIMC a fee at an annual rate based on the Fund’s average daily net assets as follows:

Average Daily Net Assets	Fee
First $100 million	0.200%
$100 million - $300 million	0.175%
$300 million - $500 million	0.150%
Above $500 million	0.100%

In addition, the last row of the table entitled “Dissemination of Portfolio Holdings” in the section entitled “Fund Policies, Securities, Practices and Risks” in the Fund’s Statement of Additional Information is replaced with the following:

TattersallAdvisory Group, Inc.	Investment sub-advisor for Adjustable Rate Fund	Daily
Wells Capital Management Inc.	Investment sub-advisor for Short Intermediate Bond Fund	Daily

III.           Evergreen VA Core Bond Fund (the “Fund”)

                Effective December 1, 2009, the section entitled “Investment Advisor – Sub-Advisor” in the Fund’s Statement of Additional Information is replaced with the following:

Tattersall Advisory Group, Inc. (“TAG”), a subsidiary of Wells Fargo, acts as sub-advisor to VA High Income Fund. EIMC has entered into a sub-advisory agreement with TAG relating to VA High Income Fund under which EIMC pays TAG a fee equal to 90% of the advisory fee retained by EIMC pursuant to its advisory agreement with the Fund. For purposes of the sub-advisory agreement, advisory fees waived by EIMC voluntarily or as a result of a voluntary or contractual expense cap are not “retained.”

Pursuant to an interim sub-advisory agreement that will be in effect until no later than April 29, 2010, Wells Capital Management Inc. (“Wells Capital”), a subsidiary of Wells Fargo, acts as sub-advisor to VA Core Bond Fund. As sub-advisor, Wells Capital manages the Fund’s investments on a day-to-day basis. The Fund does not pay a direct fee to Wells Capital for its sub-advisory services. Under the interim sub-advisory agreement between EIMC and Wells Capital with respect to the Fund, Wells Capital does not receive a fee.  Under the definitive sub-advisory agreement, if approved by shareholders of the Fund, Wells Capital will be entitled to receive from EIMC a fee at an annual rate based on the Fund’s average daily net assets as follows:

Average Daily Net Assets	Fee
First $100 million	0.200%
$100 million - $300 million	0.175%
$300 million - $500 million	0.150%
Above $500 million	0.100%

In addition, the last row of the table entitled “Dissemination of Portfolio Holdings” in the section entitled “Fund Policies, Securities, Practices and Risks” in the Fund’s Statement of Additional Information is replaced with the following:

TattersallAdvisory Group, Inc.	Investment sub-advisor for VA High Income Fund	Daily
Wells Capital Management Inc.	Investment sub-advisor for VA Core Bond Fund	Daily

IV.           Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen VA Core Bond Fund (each, a “Fund” and together, the “Funds”)

Effective December 1, 2009, each Fund is managed by Troy Ludgood, Thomas O’Connor, CFA, Lynne A. Royer and William C. Stevens. Accordingly, the section entitled “PORTFOLIO MANAGERS” in each Fund’s Statement of Additional Information is revised to add the following information under the sub-headings indicated.

Other Funds and Accounts Managed

Portfolio Manager		(Assets in billions)
Troy Ludgood*	Assets of registered investment companies managed	$6.3 billion
	WF Advantage VT Total Return Fund	$0.09 billion
	WF Advantage Total Return Bond Fund	$2.38 billion
	John Hancock Core Bond Fund	$0.44 billion
	SEI Investments Global, Ltd (SGMF)	$0.10 billion
	John Hancock Core Bond Trust	$0.95 billion
	SEI Institutional Managed Trust (SIMT)	$0.54 billion
	SEI Institutional Investments Trust (SIIT)	$1.58 billion
	SEI Institutional Managed Trust - U.S. Fixed Income Fund	$0.24 billion
	TOTAL...........................................................................................................	8
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	2
	Assets of other pooled investment vehicles managed...........................	$1.4 billion
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	32
	Assets of other accounts managed...........................................................	$11.5 billion
	Number of those subject to performance fee...........................................	2
	Assets of those subject to performance fee	$2.7 billion

Thomas O’Connor, CFA*	Assets of registered investment companies managed	$7.3 billion
	WF Advantage VT Total Return Fund	$0.09 billion
	WF Advantage Total Return Bond Fund	$2.38 billion
	WF Advantage Short Duration Government Bond Fund	$0.95 billion
	John Hancock Core Bond Fund	$0.44 billion
	SEI Investments Global, Ltd (SGMF)	$0.10 billion
	John Hancock Core Bond Trust	$0.95 billion
	SEI Institutional Managed Trust (SIMT)	$0.54 billion
	SEI Institutional Investments Trust (SIIT)	$1.58 billion
	SEI Institutional Managed Trust - U.S. Fixed Income Fund	$0.24 billion
	TOTAL...........................................................................................................	9
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	2
	Assets of other pooled investment vehicles managed...........................	$1.4 billion

Portfolio Manager		(Assets in billions)
Thomas O’Connor, CFA*	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	34
	Assets of other accounts managed...........................................................	$12.0 billion
	Number of those subject to performance fee...........................................	2
	Assets of those subject to performance fee	$2.7 billion

Lynne A. Royer*	Assets of registered investment companies managed	$6.3 billion
	WF Advantage VT Total Return Fund	$0.09 billion
	WF Advantage Total Return Bond Fund	$2.38 billion
	John Hancock Core Bond Fund	$0.44 billion
	SEI Investments Global, Ltd (SGMF)	$0.10 billion
	John Hancock Core Bond Trust	$0.95 billion
	SEI Institutional Managed Trust (SIMT)	$0.54 billion
	SEI Institutional Investments Trust (SIIT)	$1.58 billion
	SEI Institutional Managed Trust - U.S. Fixed Income Fund	$0.24 billion
	TOTAL...........................................................................................................	8
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	2
	Assets of other pooled investment vehicles managed...........................	$1.4 billion
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	34
	Assets of other accounts managed...........................................................	$11.5 billion
	Number of those subject to performance fee...........................................	2
	Assets of those subject to performance fee	$2.7 billion

William Stevens*	Assets of registered investment companies managed	$7.3 billion
	WF Advantage VT Total Return Fund	$0.09 billion
	WF Advantage Total Return Bond Fund	$2.38 billion
	WF Advantage Short Duration Government Bond Fund	$0.95 billion
	John Hancock Core Bond Fund	$0.44 billion
	SEI Investments Global, Ltd (SGMF)	$0.10 billion
	John Hancock Core Bond Trust	$0.95 billion
	SEI Institutional Managed Trust (SIMT)	$0.54 billion
	SEI Institutional Investments Trust (SIIT)	$1.58 billion
	SEI Institutional Managed Trust - U.S. Fixed Income Fund	$0.24 billion
	TOTAL...........................................................................................................	9
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	2
	Assets of other pooled investment vehicles managed...........................	$1.4 billion
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	37
	Assets of other accounts managed...........................................................	$12.0 billion
	Number of those subject to performance fee...........................................	2
	Assets of those subject to performance fee	$2.7 billion

*Information provided is as of September 30, 2009.

                Fund Holdings

Portfolio Manager	Fund(s)	Dollar Range of Holdings
Troy Ludgood*	Evergreen Core Bond Fund	$0
	Evergreen Short Intermediate Bond Fund	$0
	Evergreen VA Core Bond Fund	$0
	Evergreen Family of Funds	$0

Portfolio Manager	Fund(s)	Dollar Range of Holdings
Thomas O’Connor, CFA*	Evergreen Core Bond Fund	$0
	Evergreen Short Intermediate Bond Fund	$0
	Evergreen VA Core Bond Fund	$0
	Evergreen Family of Funds	$0
Lynne A. Royer*	Evergreen Core Bond Fund	$0
	Evergreen Short Intermediate Bond Fund	$0
	Evergreen VA Core Bond Fund	$0
	Evergreen Family of Funds	$0
William Stevens*	Evergreen Core Bond Fund	$0
	Evergreen Short Intermediate Bond Fund	$0
	Evergreen VA Core Bond Fund	$0
	Evergreen Family of Funds	$0

*Information provided is as of November 16, 2009.

V.        Evergreen Core Plus Bond Fund (the “Fund”)

Effective December 1, 2009, the Fund is managed by Michael Bray, CFA, D. James Newton II, CFA, CPA, Thomas M. Price, CFA and Janet S. Rilling, CFA, CPA. Accordingly, the section entitled “PORTFOLIO MANAGERS” in the Fund’s Statement of Additional Information is revised to add the following information under the sub-headings indicated.

Other Funds and Accounts Managed

Portfolio Manager		(Assets in millions)
Michael Bray, CFA*	Assets of registered investment companies managed	$2,517 million
	WF Advantage Inflation-Protected Bond Fund	$161.0 million
	WF Advantage Government Securities Fund	$1,922.8 million
	WF Advantage Income Plus Fund	$415.5 million
	Wells Fargo Managed Account CoreBuilder Shares Series G	$17.4 million
	TOTAL...........................................................................................................	4
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	1
	Assets of other pooled investment vehicles managed...........................	$92 million
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	10
	Assets of other accounts managed...........................................................	$1,143 million
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0

D. James Newton II, CFA, CPA*	Assets of registered investment companies managed	$1,021.6 million
	WF Advantage Income Plus Fund	$415.5 million
	WF Advantage Ultra Short Term Income Fund	$606.1 million
	TOTAL...........................................................................................................	2
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	0
	Assets of other pooled investment vehicles managed...........................	0
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	12
	Assets of other accounts managed...........................................................	$296.7 million
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0

Portfolio Manager		(Assets in millions)
Thomas M. Price, CFA*	Assets of registered investment companies managed	$1,988 million
	WF Advantage Strategic Income Fund	$28.6 million
	WF Advantage Short Term High Yield Bond Fund	$329.7 million
	WF Advantage High Income Fund	$608.2 million
	WF Advantage Income Plus Fund	$415.5 million
	WF Advantage Ultra Short Term Income Fund	$606.1 million
	TOTAL...........................................................................................................	5
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	0
	Assets of other pooled investment vehicles managed...........................	0
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	6
	Assets of other accounts managed...........................................................	$8 million
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0

Janet S. Rilling, CFA, CPA*	Assets of registered investment companies managed	$780 million
	WF Advantage Short Term Bond Fund	$364.9 million
	WF Advantage Income Plus Fund	$415.5 million
	TOTAL...........................................................................................................	2
	Those subject to performance fee..............................................................	0
	Number of other pooled investment vehicles managed.........................	3
	Assets of other pooled investment vehicles managed...........................	$559 million
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0
	Number of other accounts managed..........................................................	41
	Assets of other accounts managed...........................................................	$2,575 million
	Number of those subject to performance fee...........................................	0
	Assets of those subject to performance fee	0

*Information provided is as of September 30, 2009.

Fund Holdings

Portfolio Manager	Fund(s)	Dollar Range of Holdings
Michael Bray, CFA*	Evergreen Core Bond Fund	$0
	Evergreen Family of Funds	$0
D. James Newton II, CFA, CPA*	Evergreen Core Bond Fund	$0
	Evergreen Family of Funds	$0
Thomas M. Price, CFA*	Evergreen Core Bond Fund	$0
	Evergreen Family of Funds	$0
Janet S. Rilling, CFA, CPA*	Evergreen Core Bond Fund	$0
	Evergreen Family of Funds	$0

*Information provided is as of November 16, 2009.

VI.           Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen VA Core Bond Fund (each, a “Fund”)

                All references to “EIMC and TAG” in the sub-section entitled “Conflicts of Interest” in the section entitled “Portfolio Manager(s)” in each Fund’s Statement of Additional Information are amended to include an additional reference to “Wells Capital.”

                Additionally, the sub-section entitled “Compensation” in the section entitled “Portfolio Manager(s)” in each Fund’s Statement of Additional Information is amended as follows:

EIMC, TAG and Wells Capital. The compensation structure for a portfolio manager includes a competitive fixed base salary plus variable incentives (EIMC, TAG and Wells Capital utilize investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

November 18, 2009                                                                                                                                                               585620 (11/09)